LINE OF CREDIT – FINANCIAL INSTITUTION (Details Narrative) - USD ($)	1 Months Ended
	Feb. 28, 2023	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Line of Credit Facility [Line Items]
Line of Credit, Current		$ 1,700,000
Outstanding letters of credit		$ 0	$ 0
Master Credit Agreement [Member]
Line of Credit Facility [Line Items]
Line of credit	$ 2,000,000
Percentage of interest rate period end	2.05%
Total percentage of interest rate during period	6.95%
Line of credit description	The Company paid a one-time loan fee equal to 0.1% of the Line of Credit amount available. In the likelihood of default, the default interest automatically increases to 6% over the BSBY plus 2.05% rate
Interest rate, increase (decrease)	6.00%